Federated MDT Series

Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Value Fund
    Class A Shares
    Class C Shares
    Institutional Shares
    Class K Shares
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Growth Fund
    Class A Shares
    Class B Shares
    Class C Shares
    Institutional Shares
Federated MDT Mid Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Value Fund
Federated MDT Tax Aware/All Cap Core Fund
    Class A Shares
    Class C Shares
    Institutional Shares

SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2008

1. For Federated MDT Balanced Fund, under the section entitled “Account and Share Information,” please replace the sub-section entitled “Frequent Trading Policies” in its entirety with the following:

FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle.  Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund.  Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

 The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares.  The Fund’s fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed.  See “What Do Shares Cost?”  The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity.  The Fund monitors trades into and out of the Fund within a period of 30 days or less.  The Fund may also monitor trades into and out of the Fund for potentially disruptive trading activity over periods longer than 30 days.  The size of Share transactions subject to monitoring varies.  Where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the Fund will temporarily preclude the shareholder from making further purchases or exchanges of Fund Shares.  If the shareholder continues to exceed the detection amounts for specified periods the Fund will impose lengthier trading restrictions on the shareholder, up to and including permanently precluding the shareholder from making any further purchases or exchanges of Fund Shares.  Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares.  No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

The Fund’s frequent trading restrictions, do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund’s portfolio and its performance.

The Fund may invest in affiliated investment companies whose boards have determined not to adopt frequent trading policies. The Fund therefore may be exposed to any adverse consequences of any frequent or short-term trading in such funds, to the extent of the Fund’s investment therein.

The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held.  However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

2. For Federated MDT All Cap Core Fund, Federated MDT Large Cap Value Fund,  Federated MDT Large Cap Growth Fund, Federated MDT Mid Cap Growth Fund, Federated MDT Small Cap Core Fund, Federated MDT Small Cap Growth Fund, Federated MDT Small Cap Value Fund and Federated MDT Tax Aware/All Cap Core Fund, under the section entitled “Account and Share Information,” please replace the sub-section entitled “Frequent Trading Policies” in its entirety with the following:

FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle.  Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund.  Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

 The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares.  The Fund’s fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed.  See “What Do Shares Cost?”  The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity.  The Fund monitors trades into and out of the Fund within a period of 30 days or less.  The Fund may also monitor trades into and out of the Fund for potentially disruptive trading activity over periods longer than 30 days.  The size of Share transactions subject to monitoring varies.  Where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the Fund will temporarily preclude the shareholder from making further purchases or exchanges of Fund Shares.  If the shareholder continues to exceed the detection amounts for specified periods the Fund will impose lengthier trading restrictions on the shareholder, up to and including permanently precluding the shareholder from making any further purchases or exchanges of Fund Shares.  Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares.  No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

The Fund’s frequent trading restrictions, do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund’s portfolio and its performance.

The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held.  However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

March 23, 2009

Cusip 31421R 10 6
Cusip 31421R 20 5
Cusip 31421R 30 4
Cusip 31421R 71 8
Cusip 31421R 84 1
Cusip 31421R 83 3
Cusip 31421R 82 5
Cusip 31421R 69 2
Cusip 31421R 66 8
Cusip 31421R 65 0
Cusip 31421R 64 3
Cusip 31421R 63 5
Cusip 31421R 70 0
Cusip 31421R 80 9
Cusip 31421R 88 2
Cusip 31421R 68 4
Cusip 31421R 87 4
Cusip 31421R 86 6
Cusip 31421R 85 8
Cusip 31421R 81 7
Cusip 31421R 79 1
Cusip 31421R 78 3
Cusip 31421R 77 5
Cusip 31421R 76 7
Cusip 31421R 75 9
Cusip 31421R 67 6
Cusip 31421R 74 2
Cusip 31421R 73 4
Cusip 31421R 72 6
Cusip 31421R 40 3
Cusip 31421R 50 2
Cusip 31421R 60 1

40152 (3/09)